LEASES (Schedule of Lease Liabilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance at beginning of year	$ 1,894
Additions during year	722
Deletions during year	16
Interest expense during year	248
Exchange differences during year	(224)
Payments during year	(468)
Balance at end of year	2,156
Property [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance at beginning of year	1,708
Additions during year	545
Deletions during year	0
Interest expense during year	223
Exchange differences during year	(202)
Payments during year	(354)
Balance at end of year	1,920
Motor vehicles [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance at beginning of year	186
Additions during year	177
Deletions during year	16
Interest expense during year	25
Exchange differences during year	(22)
Payments during year	(114)
Balance at end of year	$ 236